Convertible Credit Facility (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Convertible Credit Facility

	December 31,
	2012	2011

Principal amount of convertible debenture	$500,000	$500,000

(Deduct) add:
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	259	127
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)

Carrying amount of debt host contract	93,597	93,465

Embedded derivative liability	8,876	48,388

Convertible credit facility	102,473	141,853

Accrued interest	6,301	6,301

Transaction costs allocated to deferred charges	(2,796)	(2,799)

Net carrying amount of convertible credit facility	$105,978	$145,355

Monte Carlo Valuation Model Assumptions

	December 31,
	2012	2011
Floor conversion price	Cdn$8.88	Cdn$8.88
Ceiling conversion price	Cdn$11.88	Cdn$11.88
Expected volatility	70%	71%
Risk-free rate of return	2.26%	2.41%
Foreign exchange spot rate (U.S. Dollar equivalent to Cdn$1)	1.01	0.98
Forward foreign exchange rate curve (U.S. Dollar equivalent to Cdn$1)	0.96 - 1.01	0.96 - 1.01